Post-employment Benefits - Weighted average durations (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	8.4	7.9
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	8.0	9.7